COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Oct. 31, 2017
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments			$ 14,083	$ 24,939
Inventory purchase commitments, sole or limited suppliers			9,821	12,718
Amount of claim, including interest, penalties and legal fees			6,825
Principal Amount of Claim			777				$ 6,300
Amount of reduction of costs in cost of sales				3,260
Aggregate amount of guarantees			111,444
Restricted cash collateral			25,771
Settlement amount of arbitration						$ 400
Loss for firm non-cancelable and unconditional purchase commitments			342	1,016	$ 1,448
GTH Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount		$ 14,000
Period of claim collection	5 years
Period of occurrence	2015-2019
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees			108,690
Aggregate amount					154,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses			$ 10,374	9,845	12,771
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects			100.00%
Income from IIA grants			$ 1,351	1,518	1,215
Accrued royalties			1,441
Royalties paid			$ 38	$ 68	$ 20
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
Percentage of amount funded for research and development projects			150.00%
Accrued royalties			$ 306